Subsequent Events (Details Narrative) (10-Q) - USD ($)											6 Months Ended		12 Months Ended
	Aug. 12, 2016	Aug. 11, 2016	Jul. 27, 2016	Jul. 21, 2016	Jul. 14, 2016	Jul. 13, 2016	Jul. 02, 2016	May 10, 2016	Feb. 25, 2016	Mar. 18, 2014	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Apr. 08, 2016	Mar. 29, 2016	Feb. 29, 2016	Jul. 31, 2014
Warrants to purchase of common stock, shares													1,313					237,570
Warrants price per share													$ 60.00					$ 28.20
Gross proceeds in the form of promissory notes payable											$ 3,050,000	$ 750,000	$ 1,150,000	$ 8,261,340
Common stock, par value										$ 0.01	$ 0.0001		$ 0.0001	$ 0.0001
Proceeds from issuance of common stock											$ 1,266,341	$ 33,829	$ 255,991	$ 5,579,208
Reverse stock split description										1-for-10.9532 basis
James L. Davis [Member]
Warrants to purchase of common stock, shares								5,000								250,000	16,667
Warrants price per share								$ 4.94									$ 4.94
Proceeds from issuance of warrants								$ 152,000
Subsequent Event [Member]
Warrants to purchase of common stock, shares									122,613
Warrants price per share									$ 6.90
Warrant term									5 years
Common stock, par value				$ 0.0001
Proceeds from issuance of common stock				$ 20,000,000
Reverse stock split description			one-for-fifteen (1:15) reverse stock split
Subsequent Event [Member] | James L. Davis [Member]
Warrants to purchase of common stock, shares						20,000										8,334	16,667
Warrants price per share						$ 6.00											$ 4.94
Proceeds from issuance of warrants						$ 300,000
Gross proceeds in the form of promissory notes payable						5,000,000
Outstanding principal						$ 360,000
Percentage of interest rate						24.00%
Debt conversion description						The note is due and payable six months after the Davis Issuance Date. In addition to the Company providing three days advance written notice to an investor prior to repayment, under the terms of the note upon repayment of the note (including on the maturity date) the Company is obligated to pay a 20% premium on the principal amount and any accrued default interest then due on the note, which in the aggregate is equal to 120% of the principal amount and any accrued default interest then due on the note. The holder cannot convert the note during such three day advance notice period prior to repayment unless an event of default has occurred under the note and at least six months and three days have elapsed since the issuance date of the note. Under the terms of the note, among other events, an event of default will occur if the Company fails to repay the note in its entirety at 120% of the principal amount and any then accrued default interest with the proceeds received from the Company’s next underwritten offering of $5,000,000 or more that is completed on or after the Issuance Date. If an event of default occurs under the note and to the extent the Company has a three calendar day cure period for such event of default under the note, the Company fails to cure such default within three days, at the holder’s election, the note shall accelerate and become immediately due and payable in full in cash at the mandatory default amount, which is equal to 120% multiplied by the total amount outstanding under the note, and thereafter interest on the note shall accrue at the lesser of 24% per annum and the maximum rate permitted under applicable law. If an event of default occurs under the note, the holder may elect to convert the note into shares of common stock at any time following six months and three days after the Issuance Date, and the conversion price per share is equal to 60% of the lowest volume weighted average price of the Company’s common stock during the 21 consecutive trading days immediately preceding the conversion date.
Subsequent Event [Member] | Mr. Hanson [Member]
Warrants to purchase of common stock, shares					13,334
Warrants price per share					$ 6.00
Proceeds from issuance of warrants					$ 200,000
Outstanding principal					$ 240,000
Percentage of interest rate					24.00%
Debt conversion description					The note does not bear any interest, other than during an event of default (in which case default interest at a rate of 24% per annum is applicable). The note is due and payable six months after July 14, 2016. In addition to the Company providing three days advance written notice to an investor prior to repayment, under the terms of the note upon repayment of the note (including on the maturity date) the Company is obligated to pay a 20% premium on the principal amount and any accrued default interest then due on the note, which in the aggregate is equal to 120% of the principal amount and any accrued default interest then due on the note. The holder cannot convert the note during such three day advance notice period prior to repayment unless an event of default has occurred under the note and at least six months and three days have elapsed since the issuance date of the note. Under the terms of the note, among other events, an event of default will occur if the Company fails to repay the note in its entirety at 120% of the principal amount and any then accrued default interest with the proceeds received from the Company’s next underwritten offering of $5,000,000 or more that is completed on or after the Hanson Issuance Date. If an event of default occurs under the note and to the extent the Company has a three calendar day cure period for such event of default under the note, the Company fails to cure such default within three days, at the holder’s election, the note shall accelerate and become immediately due and payable in full in cash at the mandatory default amount, which is equal to 120% multiplied by the total amount outstanding under the note, and thereafter interest on the note shall accrue at the lesser of 24% per annum and the maximum rate permitted under applicable law. If an event of default occurs under the note, the holder may elect to convert the note into shares of common stock at any time following six months and three days after the Hanson Issuance Date and the conversion price per share is equal to 60% of the lowest volume weighted average price of the Company’s common stock during the 21 consecutive trading days immediately preceding the conversion date.
Subsequent Event [Member] | Columbus Capital Convertible Notes [Member]
Warrants to purchase of common stock, shares		85,348
Warrants price per share		$ 5.55
Warrant term		5 years
Proceeds from issuance of warrants		$ 500,000
Outstanding principal		$ 526,315
Debt conversion description		Columbus Capital may elect to convert the principal amount of the notes into shares of the Company’s common stock at any time before August 11, 2017 at a conversion price per share equal to the lower of $5.55 and 80% of the per share sale price of the Company’s common stock in the Company’s next underwritten public offering.
Debt conversion price per share		$ 5.55
Subsequent Event [Member] | Messrs. Hanson and Davis [Member]
Warrants to purchase of common stock, shares	42,674
Warrants price per share	$ 5.55
Proceeds from issuance of warrants	$ 250,000
Outstanding principal	$ 263,158
Debt conversion description	Each of Messrs. Hanson and Davis may elect to convert the principal amount of the note issued to him into shares of the Company’s common stock at any time before August 12, 2017 at a conversion price per share equal to the lower of $5.55 and 80% of the per share sale price of the Company’s common stock in the Company’s next underwritten public offering.
Debt conversion price per share	$ 5.55
Subsequent Event [Member] | Lincoln Park Termination Agreement [Member]
Warrants to purchase of common stock, shares															100,000
Warrants price per share															$ 6.00
Warrant term							5 years